Revenue - Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenues	$ 230,308	$ 181,277	$ 640,149	$ 507,752	$ 698,144	$ 550,846
United States
Revenue
Revenues	181,789	146,642	515,742	423,524	583,011	445,210
All other countries
Revenue
Revenues	48,519	34,635	124,407	84,228	115,133	105,636
Product
Revenue
Revenues					551,013	424,906
Product | United States
Revenue
Revenues					547,201	421,670
Product | All other countries
Revenue
Revenues					3,812	3,236
Coffee & tea
Revenue
Revenues	146,618	111,900	408,914	323,509	445,466	344,919
Flavors, extracts & ingredients
Revenue
Revenues	26,385	25,077	81,448	72,412	98,850	72,460
Other
Revenue
Revenues	483	1,861	2,350	4,585	$ 6,697	$ 7,527
Green coffee
Revenue
Revenues	$ 56,822	$ 42,439	$ 147,437	$ 107,246